Company's Restricted Shares Activities Under 2007 Stock Incentive Scheme (Detail) (Stock Incentive Plan 2007, Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2013
Stock Incentive Plan 2007 | Restricted Stock Units (RSUs)
Number of restricted shares
Outstanding, beginning of period	10,605,200
Granted	750,000
Exercised	(1,030,400)
Forfeited/Cancelled	(124,000)
Outstanding, end of period	10,200,800
Vested and expected to vest as of end of period	9,549,838
Weighted average grant date fair value
Outstanding, beginning of period	$ 34,039,563
Granted	5,107,500
Exercised	(3,936,128)
Forfeited/Cancelled	(375,720)
Outstanding, end of period	34,835,215
Vested and expected to vest as of December 31, 2013	$ 32,564,948